Employee benefits and share-based payments (Details) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Employee Benefits And Share-based Payments
At the beginning	5,834,676	6,324,737	7,613,638
Granted	(349,482)	(443,839)	(1,028,766)
Disposals		$ (46,222)	$ (260,135)
At the end	5,485,194	5,834,676	6,324,737